ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 9.0%
	FIXED INCOME - 9.0%
169,500	Invesco Fundamental High Yield Corporate Bond ETF				$ 2,961,165
61,200	iShares Trust iShares 1-5 Year Investment Grade				3,103,452
28,100	SPDR Blackstone Senior Loan ETF				1,166,712
31,800	SPDR Bloomberg High Yield Bond ETF				2,941,182
					10,172,511

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,690,948)				10,172,511

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0%
	CLO — 24.9%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	US0003M + 2.700%	7.9500	04/20/31	1,809,276
500,000	Ares XXXIIR CLO Ltd. Series 2014-32RA C(a),(b)	US0003M + 2.900%	7.7640	05/15/30	447,724
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A C(a),(b)	US0003M + 3.050%	8.3100	10/15/30	1,872,299
2,000,000	BlueMountain Fuji US CLO II Ltd. Series 2017-2A C(a),(b)	US0003M + 3.000%	8.2500	10/20/30	1,710,600
250,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-4A CRR(a),(b)	US0003M + 1.750%	7.0100	01/15/31	238,906
2,000,000	Carlyle US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	US0003M + 2.900%	8.1600	10/15/31	1,838,294
1,400,000	Cedar Funding IX CLO Ltd. Series 2018-9A D(a),(b)	US0003M + 2.600%	7.8500	04/20/31	1,286,034
1,000,000	Columbia Cent CLO 28 Ltd. Series 2018-28A C(a),(b)	US0003M + 3.420%	8.2540	11/07/30	823,736
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	US0003M + 5.150%	10.4100	01/15/31	1,205,591
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	US0003M + 2.850%	8.1100	04/15/31	1,422,101
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	US0003M + 2.500%	7.7600	04/15/31	1,297,454
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	US0003M + 3.120%	8.3800	07/15/31	1,722,134
1,000,000	Oaktree CLO Ltd. Series 2019-1A D(a),(b)	US0003M + 3.800%	9.0730	04/22/30	922,006
2,000,000	Octagon Investment Partners Ltd. Series 2018-18A D(a),(b)	US0003M + 5.510%	10.7700	04/16/31	1,591,274
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	US0003M + 4.260%	9.5100	07/20/32	1,780,989
1,500,000	Rockford Tower CLO Ltd. Series 2017-1A DR2B(a),(b)	US0003M + 4.980%	10.2300	04/20/34	1,378,680
1,750,000	Shackleton CLO Ltd. Series 2014-5RA D(a),(b)	US0003M + 3.150%	7.9840	05/07/31	1,537,058
1,000,000	Sound Point CLO VIII-R, Ltd. Series 2015-1RA E(a),(b)	US0003M + 6.600%	11.8600	04/15/30	770,610
2,025,000	Steele Creek CLO Ltd. Series 2014-1RA D(a),(b)	US0003M + 2.800%	8.0610	04/21/31	1,763,342
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	US0003M + 3.920%	9.1800	07/15/32	1,801,276
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.7380	01/25/35	925,930
					28,145,314

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
53,962	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(c)	3.8740	11/25/36	$ 50,677
2,428,145	BCAP, LLC Trust Series 2007-AA2 21IO(b),(d)	0.4250	04/25/37	28,507
63,129	Vendee Mortgage Trust Series 2011-2 IO(b),(d)	0.3550	10/15/41	716
				79,900
	TOTAL ASSET BACKED SECURITIES (Cost $31,940,969)			28,225,214

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4%
206,856	Fannie Mae Interest Strip Series 291 2(d)	8.0000	11/25/27	20,071
1,507	Fannie Mae Interest Strip Series 321 2(d)	6.5000	04/25/32	221
92,057	Fannie Mae Interest Strip Series 343 6(d)	5.0000	10/25/33	11,192
108,880	Fannie Mae Interest Strip Series 346 2(d)	5.5000	12/25/33	19,935
65,594	Fannie Mae Interest Strip Series 355 12(b),(d)	6.0000	07/25/34	9,551
365,145	Fannie Mae Interest Strip Series 364 2(d)	4.5000	09/25/35	59,628
1,427	Fannie Mae Interest Strip Series 356 24(b),(d)	6.5000	09/25/35	238
3,963	Fannie Mae Interest Strip Series 368 27(b),(d)	6.5000	11/25/35	576
567,787	Fannie Mae Interest Strip Series 365 4(d)	5.0000	04/25/36	93,599
159,974	Fannie Mae Interest Strip Series 384 28(b),(d)	6.0000	05/25/36	30,328
87,919	Fannie Mae Interest Strip Series 370 2(d)	6.0000	06/25/36	19,791
816,633	Fannie Mae Interest Strip Series 378 4(d)	5.0000	07/25/36	158,810
590,151	Fannie Mae Interest Strip Series 371 2(d)	6.5000	07/25/36	123,084
148,297	Fannie Mae Interest Strip Series 377 2(d)	5.0000	10/25/36	26,795
1,737,921	Fannie Mae Interest Strip Series 395 7(d)	5.5000	11/25/36	346,298
91,530	Fannie Mae Interest Strip Series 383 20(d)	5.5000	07/25/37	15,612
471,320	Fannie Mae Interest Strip Series 385 3(d)	5.0000	01/25/38	81,891
1,103	Fannie Mae Interest Strip Series 386 7(d)	6.0000	01/25/38	212
521,761	Fannie Mae Interest Strip Series 407 40(d)	6.0000	01/25/38	104,406
1,250	Fannie Mae Interest Strip Series 386 9(d)	6.0000	02/25/38	250
878,911	Fannie Mae Interest Strip Series 398 C9(d)	6.0000	05/25/39	269,332
261,202	Fannie Mae Interest Strip Series 396 2(d)	4.5000	06/25/39	37,911
384,820	Fannie Mae Interest Strip Series 399 2(d)	5.5000	11/25/39	84,031
1,062,763	Fannie Mae Interest Strip Series 408 C4(d)	5.5000	11/25/40	205,296

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4% (Continued)
393,964	Fannie Mae Interest Strip Series 409 C18(d)		4.0000	04/25/42	$ 73,294
84,369	Fannie Mae REMICS Series 2001-32 SA(b),(d)	US0001M + 7.950%	2.9300	07/25/31	4,035
497,553	Fannie Mae REMICS Series 2003-7 SN(b),(d)	US0001M + 7.750%	2.7300	02/25/33	58,313
150,345	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	19,523
233,639	Fannie Mae REMICS Series 2004-62 TP(b),(d)	US0001M + 38.500%	5.5000	07/25/33	32,619
298,592	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	50,607
218,407	Fannie Mae REMICS Series 2004-91 DS(b),(d)	US0001M + 6.650%	1.6300	12/25/34	16,629
73,751	Fannie Mae REMICS Series 2005-87 SE(b),(d)	US0001M + 6.050%	1.0300	10/25/35	5,062
129,584	Fannie Mae REMICS Series 2005-89 S(b),(d)	US0001M + 6.700%	1.6800	10/25/35	10,374
184,129	Fannie Mae REMICS Series 2007-28 LS(b),(d)	US0001M + 6.625%	1.6050	01/25/36	17,003
53,336	Fannie Mae REMICS Series 2006-8 HL(b),(d)	US0001M + 6.700%	1.6800	03/25/36	4,927
23,021	Fannie Mae REMICS Series 2006-8 WN(b),(d)	US0001M + 6.700%	1.6800	03/25/36	2,356
1,484,345	Fannie Mae REMICS Series 2007-18 BF(b),(d)	US0001M + 0.380%	5.4000	04/25/36	200,126
1,541,357	Fannie Mae REMICS Series 2007-28 CF(b),(d)	US0001M + 0.390%	5.4100	07/25/36	203,681
135,684	Fannie Mae REMICS Series 2006-101 SA(b),(d)	US0001M + 6.580%	1.5600	10/25/36	13,683
119,288	Fannie Mae REMICS Series 2006-116 S(b),(d)	US0001M + 6.600%	1.5800	12/25/36	10,862
54,074	Fannie Mae REMICS Series 2006-125 SM(b),(d)	US0001M + 7.200%	2.1800	01/25/37	5,537
225,926	Fannie Mae REMICS Series 2007-36 SN(b),(d)	US0001M + 6.770%	1.7500	04/25/37	23,783
841,002	Fannie Mae REMICS Series 2007-55 S(b),(d)	US0001M + 6.760%	1.7400	06/25/37	56,662
92,437	Fannie Mae REMICS Series 2007-72 EK(b),(d)	US0001M + 6.400%	1.3800	07/25/37	9,338
114,593	Fannie Mae REMICS Series 2007-66 AS(b),(d)	US0001M + 6.600%	1.5800	07/25/37	8,735
723,989	Fannie Mae REMICS Series 2007-88 MI(b),(d)	US0001M + 6.520%	1.5000	09/25/37	73,564
107,465	Fannie Mae REMICS Series 2007-106 SN(b),(d)	US0001M + 6.410%	1.3900	11/25/37	10,324
204,952	Fannie Mae REMICS Series 2007-109 DI(b),(d)	US0001M + 6.400%	1.3800	12/25/37	22,159
300,673	Fannie Mae REMICS Series 2007-117 SM(b),(d)	US0001M + 6.300%	1.2800	01/25/38	25,499
5,610,367	Fannie Mae REMICS Series 2010-89 AI(b),(d)	US0001M + 6.450%	0.1500	02/25/38	21,206
46,184	Fannie Mae REMICS Series 2008-24 SP(b)	US0001M + 23.283%	4.8750	02/25/38	45,712
1,920,475	Fannie Mae REMICS Series 2008-58 SE(b),(d)	US0001M + 6.000%	0.9800	07/25/38	154,658
350,419	Fannie Mae REMICS Series 2009-66 SH(b),(d)	US0001M + 6.050%	1.0300	09/25/39	19,801
7,317	Fannie Mae REMICS Series 2009-106 AI(d)		6.0000	11/25/39	549
104,760	Fannie Mae REMICS Series 2009-112 ST(b),(d)	US0001M + 6.250%	1.2300	01/25/40	9,509
102,604	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	13,614
312,842	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	63,870

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4% (Continued)
392,939	Fannie Mae REMICS Series 2010-139 SA(b),(d)	US0001M + 6.030%	1.0100	12/25/40	$ 35,577
74,174	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	9,532
280,154	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	42,589
444,547	Fannie Mae REMICS Series 2011-96 SA(b),(d)	US0001M + 6.550%	1.5300	10/25/41	32,717
2,689,935	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	333,639
1,651,399	Fannie Mae REMICS Series 2011-122 DS(b),(d)	US0001M + 6.520%	1.5000	12/25/41	207,109
883,133	Fannie Mae REMICS Series 2012-68 NS(b),(d)	US0001M + 6.700%	1.6800	03/25/42	50,948
938,111	Fannie Mae REMICS Series 2012-89 SA(b),(d)	US0001M + 5.550%	0.5300	08/25/42	56,205
1,481,396	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	269,823
103,778	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	10,971
291,043	Fannie Mae REMICS Series 2013-103 JS(b),(d)	US0001M + 6.000%	0.9800	10/25/43	28,329
388,134	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	68,539
1,228,459	Fannie Mae REMICS Series 2014-87 MS(b),(d)	US0001M + 6.250%	1.2300	01/25/45	105,897
264,354	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	34,775
470,897	Fannie Mae REMICS Series 2016-39 LS(b),(d)	US0001M + 6.000%	0.9800	07/25/46	67,385
1,618,647	Fannie Mae REMICS Series 2017-97 SW(b),(d)	US0001M + 6.200%	1.1800	12/25/47	194,294
1,049,987	Fannie Mae REMICS Series 2017-108 SA(b),(d)	US0001M + 6.150%	1.1300	01/25/48	135,786
3,294,285	Fannie Mae REMICS Series 2018-54 SA(b),(d)	US0001M + 6.250%	1.2300	08/25/48	300,994
549,426	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	93,965
125,105	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	24,201
437,163	Fannie Mae REMICS Series 2019-41 SB(b),(d)	US0001M + 6.050%	1.0300	08/25/49	52,387
1,169,081	Fannie Mae REMICS Series 2020-10 S(b),(d)	US0001M + 6.050%	1.0300	05/25/59	142,330
104,892	Freddie Mac REMICS Series 2367 SG(b),(d)	US0001M + 7.880%	2.9320	06/15/31	10,870
1,159,032	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	161,801
85,062	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	11,651
241,473	Freddie Mac REMICS Series 2463 SB(b),(d)	US0001M + 8.000%	3.0520	06/15/32	20,518
39,418	Freddie Mac REMICS Series 2524 SX(b),(d)	US0001M + 7.900%	2.9520	11/15/32	4,445
53,398	Freddie Mac REMICS Series 2616 SC(b),(d)	US0001M + 8.000%	3.0520	12/15/32	4,174
2,783	Freddie Mac REMICS Series 2581 IL(d)		5.5000	03/15/33	397
617,756	Freddie Mac REMICS Series 2802 SI(b),(d)	US0001M + 6.000%	1.0520	05/15/34	37,975
292,867	Freddie Mac REMICS Series 2980 SL(b),(d)	US0001M + 6.700%	1.7520	11/15/34	27,582
322,694	Freddie Mac REMICS Series 2950 SN(b),(d)	US0001M + 6.050%	1.1020	03/15/35	19,767
890,973	Freddie Mac REMICS Series 3055 MS(b),(d)	US0001M + 6.600%	1.6520	10/15/35	85,844
56,560	Freddie Mac REMICS Series 3117 JS(b),(d)	US0001M + 6.700%	1.7520	02/15/36	5,576

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4% (Continued)
242,173	Freddie Mac REMICS Series 3149 SM(b),(d)	US0001M + 6.650%	1.7020	05/15/36	$ 19,295
108,883	Freddie Mac REMICS Series 3239 SI(b),(d)	US0001M + 6.650%	1.7020	11/15/36	10,993
220,520	Freddie Mac REMICS Series 3303 SG(b),(d)	US0001M + 6.100%	1.1520	04/15/37	19,583
217,868	Freddie Mac REMICS Series 3355 BI(b),(d)	US0001M + 6.050%	1.1020	08/15/37	16,572
219,500	Freddie Mac REMICS Series 3368 AI(b),(d)	US0001M + 6.030%	1.0820	09/15/37	17,899
182,934	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	13,604
160,668	Freddie Mac REMICS Series 3572 VS(b),(d)	US0001M + 6.730%	1.7820	09/15/39	19,018
234,207	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	14,697
2,404,217	Freddie Mac REMICS Series 3652 CS(b),(d)	US0001M + 6.550%	1.6020	03/15/40	288,852
166,101	Freddie Mac REMICS Series 3758 S(b),(d)	US0001M + 6.030%	1.0820	11/15/40	14,070
831,673	Freddie Mac REMICS Series 3935 SH(b),(d)	US0001M + 6.600%	1.6520	12/15/40	26,544
102,250	Freddie Mac REMICS Series 4139 PO(e)		–	08/15/42	70,242
150,731	Freddie Mac REMICS Series 4091 TS(b),(d)	US0001M + 6.550%	1.6020	08/15/42	18,332
428,026	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	78,336
1,345,934	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	244,306
181,566	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	27,123
9,481,162	Freddie Mac REMICS Series 4583 TI(b),(d)	US0001M + 6.100%	0.1000	05/15/46	32,390
246,650	Freddie Mac REMICS Series 4583 ST(b),(d)	US0001M + 6.000%	1.0520	05/15/46	25,097
424,610	Freddie Mac REMICS Series 4618 SA(b),(d)	US0001M + 6.000%	1.0520	09/15/46	57,540
795,897	Freddie Mac REMICS Series 5007 SK(b),(d)	US0001M + 6.100%	1.0800	08/25/50	109,941
577,244	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	67,641
1,052,895	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	196,425
1,120,419	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	193,130
238,589	Freddie Mac REMICS Series 4291 MS(b),(d)	US0001M + 5.900%	0.9520	01/15/54	20,243
5,637	Freddie Mac Strips Series 186 IO(d)		8.0000	08/01/27	642
127,057	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	24,019
4,112,190	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	449,280
1,320	Freddie Mac Strips Series 233 5(d)		4.5000	09/15/35	170
282,420	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	44,894
322,908	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	67,541
53,919	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	9,568
474,862	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	82,094
787,420	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	130,179
1,450	Freddie Mac Strips Series 261 IO(d)		4.5000	05/15/40	215

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4% (Continued)
362,110	Freddie Mac Strips Series 303 105(b),(d)		4.0000	01/15/43	$ 53,746
1,290,283	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	237,482
756,496	Freddie Mac Strips Series 365 121(b),(d)		4.0000	10/15/47	115,663
665,823	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	118,114
1,069,449	Freddie Mac Strips Series 367 116(b),(d)		3.5000	06/15/50	164,250
657,416	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	84,971
420,068	Government National Mortgage Association Series 2004-46 S(b),(d)	US0001M + 7.100%	2.1470	06/20/34	30,169
25,919	Government National Mortgage Association Series 2004-106 HW(b)	US0001M + 27.500%	2.7610	12/16/34	25,235
141,368	Government National Mortgage Association Series 2007-40 SW(b),(d)	US0001M + 4.180%	–	07/20/37	1,506
161,769	Government National Mortgage Association Series 2008-2 SM(b),(d)	US0001M + 6.500%	1.5520	01/16/38	12,476
89,841	Government National Mortgage Association Series 2008-6 SD(b),(d)	US0001M + 6.460%	1.5070	02/20/38	419
1,136,326	Government National Mortgage Association Series 2008-15 CI(b),(d)	US0001M + 6.490%	1.5370	02/20/38	44,124
135,738	Government National Mortgage Association Series 2008-27 SI(b),(d)	US0001M + 6.470%	1.5170	03/20/38	4,248
112,988	Government National Mortgage Association Series 2008-36 SB(b),(d)	US0001M + 6.270%	1.3170	04/20/38	93
166,214	Government National Mortgage Association Series 2008-51 SE(b),(d)	US0001M + 6.250%	1.3020	06/16/38	12,077
138,462	Government National Mortgage Association Series 2008-51 SC(b),(d)	US0001M + 6.250%	1.2970	06/20/38	8,262
68,013	Government National Mortgage Association Series 2008-95 DS(b),(d)	US0001M + 7.300%	2.3470	12/20/38	2,850
118,208	Government National Mortgage Association Series 2009-43 SA(b),(d)	US0001M + 5.950%	0.9970	06/20/39	4,040
128,877	Government National Mortgage Association Series 2010-19 SD(b),(d)	US0001M + 6.550%	1.6020	07/16/39	2,452
406,694	Government National Mortgage Association Series 2013-170 ID(b),(d)		3.3820	02/20/40	38,752
78,745	Government National Mortgage Association Series 2010-113 BS(b),(d)	US0001M + 6.000%	1.0470	09/20/40	7,517
1,219,582	Government National Mortgage Association Series 2010-133 SB(b),(d)	US0001M + 6.020%	1.0720	10/16/40	124,074
137,218	Government National Mortgage Association Series 2010-152 SA(b),(d)	US0001M + 6.050%	1.1020	11/16/40	14,276
484,396	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	33,466
155,983	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	19,308
382,633	Government National Mortgage Association Series 2011-148 SN(b),(d)	US0001M + 6.690%	1.7420	11/16/41	45,970
1,173,287	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	232,550
961,696	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	141,988
131,833	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	22,685
287,238	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	28,920
1,288,014	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	106,930
96,993	Government National Mortgage Association Series 2013-181 SA(b),(d)	US0001M + 6.100%	1.1470	11/20/43	10,945
209,054	Government National Mortgage Association Series 2014-58 SA(b),(d)	US0001M + 6.100%	1.1470	04/20/44	22,070
378,053	Government National Mortgage Association Series 2014-91 SB(b),(d)	US0001M + 5.600%	0.6520	06/16/44	31,535

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4% (Continued)
94,820	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	$ 7,540
1,552,966	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	303,635
1,419,142	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	134,876
590,697	Government National Mortgage Association Series 2019-22 SA(b),(d)	US0001M + 5.600%	0.6470	02/20/45	60,872
361,409	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	63,966
509,096	Government National Mortgage Association Series 2015-64 SG(b),(d)	US0001M + 5.600%	0.6470	05/20/45	42,051
89,597	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	10,518
334,456	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	23,075
594,144	Government National Mortgage Association Series 2015-144 SA(b),(d)	US0001M + 6.200%	1.2470	10/20/45	75,855
345,229	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	68,029
508,976	Government National Mortgage Association Series 2016-4 SM(b),(d)	US0001M + 5.650%	0.6970	01/20/46	41,515
206,012	Government National Mortgage Association Series 2016-9 SA(b),(d)	US0001M + 6.100%	1.1470	01/20/46	19,565
1,028,099	Government National Mortgage Association Series 2016-121 JS(b),(d)	US0001M + 6.100%	1.1470	09/20/46	113,996
211,062	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	37,429
211,022	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	38,399
333,846	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	55,977
21,409,117	Government National Mortgage Association Series 2020-86 TK(b),(d)	US0001M + 6.200%	0.1500	08/20/48	116,862
208,099	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	30,654
313,752	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	57,953
521,995	Government National Mortgage Association Series 2019-6 SA(b),(d)	US0001M + 6.050%	1.0970	01/20/49	50,361
1,584,968	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	259,690
749,120	Government National Mortgage Association Series 2020-167 NS(b),(d)	US0001M + 6.300%	1.3470	11/20/50	91,132
18,353	Government National Mortgage Association Series 2022-10 ID(d)		3.0000	08/20/51	2,188
2,920,916	Government National Mortgage Association Series 2019-H16 CI(b),(d)		0.0990	10/20/69	143,259
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,252,743)				11,758,299

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5%
	AEROSPACE & DEFENSE — 0.7%
500,000	Boeing Company (The)		1.9500	02/01/24	485,919
321,000	Howmet Aerospace, Inc.		5.1250	10/01/24	320,121
					806,040

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5% (Continued)
	ASSET MANAGEMENT — 2.3%
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	$ 1,403,264
1,250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,235,348
					2,638,612
	AUTOMOTIVE — 4.9%
1,325,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	1,304,222
850,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	835,609
475,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	472,535
764,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	737,744
777,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	752,553
500,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	487,604
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,007,365
					5,597,632
	BANKING — 9.7%
485,000	Bank of Ireland Group plc(a)		4.5000	11/25/23	479,310
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	961,636
400,000	BPCE S.A.(a)		5.7000	10/22/23	397,047
850,000	BPCE S.A.(a)		5.1500	07/21/24	834,196
628,000	Citigroup, Inc.(b)	US0003M + 4.068%	5.9500	07/30/2167	626,430
630,000	Danske Bank A/S(a)		3.8750	09/12/23	624,854
400,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.159%	2.2220	09/18/24	391,810
500,000	Fifth Third Bancorp		3.6500	01/25/24	491,707
1,000,000	First Citizens BancShares, Inc.(a),(b)	US0003M + 3.972%	8.8380	06/15/2170	932,500
1,463,000	First Horizon National Corporation		3.5500	05/26/23	1,456,753
500,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	472,707
750,000	Natwest Group plc		3.8750	09/12/23	743,561
140,000	Societe Generale S.A.(a)		5.0000	01/17/24	137,913
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	762,197
381,000	Sumitomo Mitsui Financial Group, Inc.(a)		4.4360	04/02/24	375,949
500,000	Swedbank A.B.(a)		0.6000	09/25/23	489,975
624,000	Wells Fargo & Company, Class MTN(b)	SOFRRATE + 1.600%	1.6540	06/02/24	621,860
					10,800,405
	BIOTECH & PHARMA — 2.4%
1,663,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	07/21/23	1,652,138

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5% (Continued)
	BIOTECH & PHARMA — 2.4% (Continued)
750,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	$ 748,709
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	299,484
					2,700,331
	CHEMICALS — 0.2%
200,000	Air Liquide Finance S.A.(a)		2.2500	09/27/23	197,448

	COMMERCIAL SUPPORT SERVICES — 2.3%
2,595,000	Aramark Services, Inc.(a)		6.3750	05/01/25	2,598,373

	CONTAINERS & PACKAGING — 0.3%
350,000	Ball Corporation		4.0000	11/15/23	347,053

	DIVERSIFIED INDUSTRIALS — 0.3%
345,000	General Electric Company(b)	US0003M + 3.330%	8.1960	06/15/2169	345,690

	ELECTRIC UTILITIES — 1.6%
250,000	Consolidated Edison, Inc.		0.6500	12/01/23	243,268
1,155,000	Electricite de France S.A.(a),(b)	USSW10 + 3.041%	5.6250	07/22/2170	1,116,191
150,000	FirstEnergy Corporation		2.0500	03/01/25	142,084
265,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	257,817
					1,759,360
	FOOD — 0.4%
500,000	Danone S.A.(a)		2.5890	11/02/23	493,313

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/2170	886,860
750,000	Goldman Sachs Group, Inc. (The)		3.3750	12/21/23	730,784
					1,617,644
	LEISURE FACILITIES & SERVICES — 1.7%
1,576,000	Carnival Corporation B		7.2000	10/01/23	1,580,538
364,000	Hyatt Hotels Corporation		1.3000	10/01/23	358,650
					1,939,188
	OIL & GAS PRODUCERS — 1.3%
500,000	Eni SpA(a)		4.0000	09/12/23	499,408

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5% (Continued)
	OIL & GAS PRODUCERS — 1.3% (Continued)
1,000,000	Plains All American Pipeline, L.P. / PAA Finance		3.8500	10/15/23	$ 991,449
					1,490,857
	REAL ESTATE INVESTMENT TRUSTS — 4.1%
500,000	American Tower Corporation		5.0000	02/15/24	498,938
100,000	Crown Castle International Corporation		3.1500	07/15/23	99,547
440,000	Office Properties Income Trust		4.2500	05/15/24	415,646
1,960,000	Service Properties Trust		4.6500	03/15/24	1,922,776
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,657,834
					4,594,741
	RETAIL - DISCRETIONARY — 1.4%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,535,757

	SOFTWARE — 0.3%
300,000	Oracle Corporation		2.4000	09/15/23	296,736

	SPECIALTY FINANCE — 4.5%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		1.1500	10/29/23	488,338
500,000	Ally Financial, Inc.		3.0500	06/05/23	497,869
610,000	Ally Financial, Inc.		1.4500	10/02/23	596,457
210,000	Aviation Capital Group, LLC(a)		3.8750	05/01/23	210,000
545,000	Aviation Capital Group, LLC(a)		4.3750	01/30/24	535,858
1,021,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	972,339
500,000	ILFC E-Capital Trust I(a),(b)	US0003M + 1.550%	6.5480	12/21/65	325,000
1,025,000	OneMain Finance Corporation		6.1250	03/15/24	1,009,793
400,000	SMBC Aviation Capital Finance DAC(a)		4.1250	07/15/23	398,327
					5,033,981
	TELECOMMUNICATIONS — 4.7%
500,000	British Telecommunications plc		4.5000	12/04/23	497,631
750,000	Deutsche Telekom International Finance BV(a)		2.4850	09/19/23	741,727
1,502,000	Sprint Corporation		7.8750	09/15/23	1,514,902
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,592,978
					5,347,238
	TRANSPORTATION & LOGISTICS — 2.0%
914,776	American Airlines 2015-2 Class B Pass Through Trust		4.4000	09/22/23	902,907

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.5% (Continued)
	TRANSPORTATION & LOGISTICS — 2.0% (Continued)
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	$ 1,136,123
200,000	Penske Truck Leasing Company Lp / PTL Finance(a)		4.1250	08/01/23	199,027
					2,238,057
	TOTAL CORPORATE BONDS (Cost $53,916,556)				52,378,456

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 7.7%
	COMMERCIAL SUPPORT SERVICES — 0.8%
876,858	Aramark Services, Inc.(b)	US0001M + 2.500%	7.5250	04/01/28	877,958

	LEISURE FACILITIES & SERVICES — 1.1%
987,310	Carnival Corporation(b)	US0006M + 3.000%	8.0250	06/30/25	983,607
248,125	Scientific Games Corporation(b)	TSFR1M + 3.000%	7.9810	04/07/29	247,858
					1,231,465
	RETAIL - DISCRETIONARY — 0.9%
985,000	Great Outdoors Group, LLC(b)	US0001M + 3.750%	8.7750	03/05/28	978,849

	SEMICONDUCTORS — 0.4%
497,500	MKS Instruments, Inc.(b)	TSFR1M + 2.750%	7.8140	04/11/29	496,433

	SOFTWARE — 1.0%
1,237,500	Sunshine Software Merger Sub, Inc.(b)	US0001M + 3.750%	4.2500	09/21/28	1,110,136

	TRANSPORTATION & LOGISTICS — 3.5%
1,000,000	AAdvantage Loyalty IP Ltd.(b)	US0003M + 4.750%	10.0000	03/10/28	1,008,190
992,500	Air Canada(b)	US0003M + 3.500%	8.3690	07/27/28	992,038
1,962,456	United Airlines, Inc.(b)	US0003M + 3.750%	8.7700	04/14/28	1,959,386
					3,959,614
	TOTAL TERM LOANS (Cost $8,800,437)				8,654,455

	TOTAL INVESTMENTS - 98.6% (Cost $120,601,653)				$ 111,188,935
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%				1,559,253
	NET ASSETS - 100.0%				$ 112,748,188

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M
TSFR3M	TSFR3M
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USSW10	USD SWAP SEMI 30/360 10Y

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2023 the total market value of 144A securities is $46,936,531 or 41.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2023.
(d)	Interest only securities.
(e)	Zero coupon bond.